Income Taxes	12 Months Ended
Mar. 31, 2012
Income Taxes

12. INCOME TAXES

Income before income taxes and equity in net income of affiliated companies and income taxes are comprised of the following:

(¥ in millions)
For the years ended March 31:	2012	2011	2010
Income before income taxes and equity in net income of affiliated companies:
Domestic	¥63,429	¥54,306	¥42,208
Foreign	37,509	36,994	31,275

Total	¥100,938	¥91,300	¥73,483

Income taxes:
Current—
Domestic	¥23,932	¥12,312	¥16,462
Foreign	11,662	14,825	12,078

	35,594	27,137	28,540

Deferred—
Domestic	1,278	6,142	(2,090)
Foreign	(324)	(2,595)	(473)

	954	3,547	(2,563)

Total	¥36,548	¥30,684	¥25,977

A reconciliation of the differences between the Japanese statutory tax rate and the effective tax rate is as follows:

For the years ended March 31:	2012	2011	2010
Normal Japanese statutory tax rates applied to income before income taxes and equity in net income of affiliated companies	40.6%	40.6%	40.6%
Increase (decrease) in taxes resulting from:
Decrease in valuation allowance	(0.5)	(0.6)	(0.2)
Permanently nondeductible expenses	0.3	0.3	0.4
Nontaxable dividend income	(0.5)	(0.5)	(0.4)
Extra tax deduction on expenses for research and development	(2.4)	(2.3)	(2.8)
Difference in statutory tax rates of foreign subsidiraries	(0.9)	(2.0)	(1.7)
Other—net	(0.4)	(1.9)	(0.5)

Effective income tax rates applied to income before income taxes and equity in net income of affiliated companies	36.2%	33.6%	35.4%

Deferred tax assets and liabilities are included in the consolidated balance sheets as follows:

(¥ in millions)
At March 31:	2012	2011
Other current assets	¥31,853	¥28,884
Other assets	7,179	5,814
Other current liabilities	(293)	(1)
Other long-term liabilities	(7,228)	(2,648)

Net deferred tax assets	¥31,511	¥32,049

The significant components of deferred tax assets and liabilities are as follows:

(¥ in millions)
At March 31:	2012	2011
Deferred tax assets:
Allowance for doubtful accounts and credit losses	¥1,160	¥1,465
Intercompany profits	8,428	7,786
Adjustment of investment securities	7,571	8,273
Write-downs of inventories and fixed assets	1,820	1,708
Accrued bonus	5,745	6,000
Retirement and pension costs	16,684	17,197
Tax loss and credit carryforwards	6,599	3,287
Other temporary differences	25,422	21,661

Gross deferred tax assets	73,429	67,377
Less: valuation allowance	(3,900)	(986)

Net deferred tax assets	¥69,529	¥66,391

Deferred tax liabilities:
Adjustment of investment securities	¥20,646	¥22,605
Unremitted earnings of foreign subsidiaries and affiliates	8,755	8,237
Other temporary differences	8,617	3,500

Gross deferred tax liabilities	¥38,018	¥34,342

Due to the revision of the tax law during the year ended March 31, 2012, the normal tax rate used in the calculation of deferred tax assets and deferred tax liabilities was decreased from 40.6% to 38.0% for deferred tax assets and liabilities to be realized or settled from April 1, 2012 to March 31, 2015, and to 35.6% for those to be realized or settled after April 1, 2015. The revision resulted in a decrease of net deferred tax assets and an increase of income taxes-deferred by ¥386 million.

Deferral of income taxes relating to intercompany profits of ¥8,428 million and ¥7,786 million at March 31, 2012 and 2011 included in the above table is accounted for in accordance with ASC 810, “Consolidation.” The movement of ¥642 million, ¥303 million and ¥1,362 million for the years ended March 31, 2012, 2011, and 2010 in such deferral of income taxes are presented as “Income taxes – Deferred” in the consolidated statements of income. The total amounts of deferred tax assets recorded in accordance with ASC 740, “Income Taxes” were ¥61,101 million and ¥58,605 million at March 31, 2012 and 2011, respectively.

Provisions have been recorded for unremitted earnings of all foreign subsidiaries and affiliates where earnings are not deemed to be permanently reinvested. Substantially all of the undistributed earnings of domestic subsidiaries and affiliates would not, under present Japanese tax law, be subject to tax through tax-free distributions.

The following table presents the reconciliation of the beginning and ending balances of the valuation allowance:

(¥ in millions)
For the years ended March 31:	2012	2011	2010
Balance at beginning of year	¥986	¥1,509	¥1,631
Addition	753	447	391
Deduction	(905)	(970)	(513)
Addition from acquisition	3,066	—	—

Balance at end of year	¥3,900	¥986	¥1,509

Based upon the level of historical taxable income and projections for future taxable income over the periods which the net deductible temporary differences are expected to reverse and/or the tax losses and credits are carried forward, management believes it is more likely than not that the Company will realize the benefits of these deferred tax assets, net of the existing valuation allowances at March 31, 2012.

At March 31, 2012, the tax loss carryforwards which are available to offset future taxable income in the aggregate amounted to ¥ 20,560 million, ¥9,290 million of which will expire in the period from 2013 through 2021, while ¥11,270 million of which has no limitation.

The following table presents the reconciliation of unrecognized tax benefits:

(¥ in millions)
For the years ended March 31:	2012	2011	2010
Balance at beginning of year	¥223	¥200	¥6,759
Gross increase for tax positions taken in prior years	1,639	87	26
Gross decrease for tax positions taken in prior years	—	(9)	(2,029)
Settlements	(118)	(8)	(4,534)
Lapse of statute of limitations	—	(19)	(27)
Other	(7)	(28)	5

Balance at end of year	¥1,737	¥223	¥200

The total amount of unrecognized tax benefits that would affect the effective tax rate, if recognized, is not material at March 31, 2012, 2011, and 2010.

Based on the information available as of March 31, 2012, it is reasonably possible that the majority of unrecognized tax benefits will decrease in the next 12 months; however the Company expects that change is not material.

The Company recognizes interest and penalties accrued related to unrecognized tax benefits in income taxes in the consolidated statements of income. Both interest and penalties accrued at March 31, 2012, and 2011, and interest and penalties included in income taxes for the years ended March 31, 2012, 2011, and 2010, were not material.

During the year ended March 31, 2008, the U.S. Internal Revenue Service (“IRS”) and the National Taxation Agency in Japan (“NTA”) reached an agreement on a bilateral Advance Pricing Agreement (“APA”), for which the Company had submitted requests with respect to certain intercompany transactions between related parties in the U.S. and Japan. The Company accrued an estimated additional tax payment to the NTA of ¥6,500 million in other long-term liabilities at March 31, 2009 and recognized an estimated tax refund from the IRS of ¥4,647 million in other assets at March 31, 2009.

The Company accrued a tax payment to the NTA of ¥4,534 million in income taxes payable and recognized a tax refund from the IRS of ¥2,807 million in other current assets at March 31, 2010 by settling the related unrecognized tax benefits due to the expiration of the period covered by the APA. This difference between estimates and actual results is included in Gross decrease for tax positions taken in prior year in the above table.

The Company files income tax returns in Japan, the U.S., and various foreign tax jurisdictions, and their open tax years vary across countries. At March 31, 2012, the Company is no longer subject, with limited exception, to regular income tax examinations by the tax authorities for the years on or before March 31, 2010 in Japan, and for the years on or before December 31, 2007 in the U.S. While the tax authority could conduct a transfer pricing examination for the years on and after April 1, 2006, the intercompany transactions between related parties in the U.S. and Japan for the years on or before March 31, 2010 are less likely to be subject to a tax examination since the Advance Pricing Agreement between the U.S. and Japan has been agreed. Also, the Advance Pricing Agreement between the U.S. and Japan for March 31, 2012 and 2011 is under a renewal process.